SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 12:-	SUBSEQUENT EVENTS

On February 18, 2015, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the “2014 Cantor Sales Agreement”) with Cantor, as sales agent, and filed a prospectus supplement with the SEC relating to the offer and sale of up to $14,400 of its Ordinary Shares. Sales of the Company's Ordinary Shares under the 2014 Cantor Sales Agreement are made in sales deemed to be “at-the-market” equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended.

In February 2015, the Company sold through the 2014 Cantor Sales Agreement an aggregate of 2,204,764 of its Ordinary Shares, and received gross proceeds of $9,829 before deducting issuance expenses in an amount of $491.